Intangible assets	12 Months Ended
Dec. 31, 2019
Changes in intangible assets other than goodwill [abstract]
Intangible assets

12. Intangible asset

Intangible asset as at December 31, 2019 is as follows:

$
Cost
Balance, December 31, 2018	—
Acquisition of Prismic Pharmaceuticals Inc.	24,648,915
Additions	389,640
Effects of foreign exchange	(186,463)
Balance, December 31, 2019	24,852,092
Accumulated amortization
Balance, December 31, 2018	—
Amortization	2,534,047
Effects of foreign exchange	(40,887)
Balance, December 31, 2019	2,493,160
Carrying value
Balance, December 31, 2018	—
Balance, December 31, 2019	22,358,932

The Company acquired intellectual property as part of the acquisition of Prismic on June 28, 2019. Refer to Note 5 for additional details. The life of the intellectual property has been determined to be 5 years. Amortization of the intellectual property commenced on the date of acquisition.